UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

PFS FUNDS

(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

CT Corporation System

155 Federal St., Suite 700,

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Castle Focus Fund
		Schedule of Investments
	March 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
14,000	Expeditors International of Washington, Inc.	$ 1,062,600	0.93%

Cable & Other Pay Television Services
170,000	Liberty Global plc - Class C (United Kingdom) *	4,115,700
26,000	The Walt Disney Company	2,886,780
		7,002,480	6.16%

Electric Services
60,000	Dominion Energy, Inc.	4,599,600	4.05%

Fire, Marine & Casualty Insurance
23,000	Berkshire Hathaway Inc. - Class B *	4,620,470
95,000	Loews Corporation	4,553,350
27,500	W.R. Berkley Corporation	2,329,800
		11,503,620	10.12%

Food and Kindred Products
25,000	Nestle S.A. **	2,383,000	2.09%

Investment Advice
75,000	Franklin Resources, Inc.	2,485,500	2.18%

Malt Beverages
43,000	Anheuser-Busch InBev SA/NV **	3,610,710	3.17%

Mineral Royalty Traders
50,000	Royal Gold, Inc.	4,546,500	4.00%

Oil & Gas Field Services, NEC
79,000	Schlumberger Limited	3,442,030	3.02%

Operators of Nonresidential Buildings
115,000	Brookfield Asset Management Inc. - Class A (Canada)	5,364,750	4.71%

Pharmaceutical Preparations
125,000	Sanofi **	5,535,000	4.86%

Pipe Lines (No Natural Gas)
170,000	Enbridge Inc. (Canada)	6,164,200	5.42%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
37,000	DowDuPont Inc.	1,972,470	1.73%

Real Estate Investment Trusts
35,000	Equity Commonwealth	1,144,150
20,000	The Howard Hughes Corporation *	2,200,000
		3,344,150	2.95%

Retail - Drug Stores and Proprietary Stores
60,000	CVS Health Corporation	3,235,800	2.84%

Retail - Family Clothing Stores
60,000	The TJX Companies, Inc.	3,192,600	2.81%

Services - Computer Integrated Systems Design
40,000	Cerner Corporation *	2,288,400	2.01%

State Commercial Banks
59,000	The Bank of New York Mellon Corporation	2,975,370	2.61%

Total for Common Stocks (Cost - $61,458,655)		74,708,780	65.66%

MONEY MARKET FUNDS
38,317,469	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 2.33% ***	38,317,469	33.67%
(Cost - $38,317,469)

	Total Investments	113,026,249	99.33%
	(Cost - $99,776,124)

	Other Assets in Excess of Liabilities	760,881	0.67%

	Net Assets	$ 113,787,130	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at March 31, 2019.

See accompanying notes to Schedule of Investments.

Castle Tandem Fund
		Schedule of Investments
	March 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
110	United Technologies Corp.	$ 14,178	2.09%

Arrangement of Transportation of Freight & Cargo
218	Expeditors International of Washington, Inc.	16,546	2.43%

Beverages
175	Brown-Forman Corporation. - Class B	9,237	1.36%

Cable & Other Pay Television Services
506	Comcast Corporation. - Class A	20,230	2.98%

Canned, Fruits, Veg & Preserves, Jams & Jellies
196	The J.M. Smucker Company	22,834	3.36%

Electric Services
295	Dominion Energy, Inc.	22,615
55	NextEra Energy Inc.	10,633
		33,248	4.89%

Insurance Agents Brokers & Services
728	Brown & Brown, Inc.	21,483	3.16%

Meat Packing Plants
292	Hormel Foods Corp.	13,070	1.92%

Pharmaceutical Preparations
416	Abbott Laboratories	33,255
268	Abbvie, Inc.	21,598
		54,853	8.07%

Real Estate Investment Trusts
309	National Retail Properties, Inc.	17,116	2.52%

Refuse Systems
238	Republic Services, Inc.	19,130
150	Waste Connections, Inc.	13,289
		32,419	4.77%

Retail - Drug Stores and Proprietary Stores
297	CVS Health Corp.	16,017
305	Walgreens Boots Alliance, Inc.	19,297
		35,314	5.20%

Retail - Family Clothing Stores
380	The TJX Companies, Inc.	20,220	2.97%

Retail - Building Materials, Hardware, Garden Supply
219	Tractor Supply Co.	21,409	3.15%

Retail - Variety Stores
65	Costco Wholesale Corp.	15,739
180	Dollar General Corp.	21,474
		37,213	5.47%

Rubber & Plastics Footwear
193	Nike, Inc. - Class B	16,253	2.39%

Security & Commodity Brokers, Dealers, Exchanges & Services
224	Intercontinental Exchange, Inc.	17,055
178	T. Rowe Price Group, Inc.	17,821
		34,876	5.13%

Services - Business Services, NEC
66	Accenture PLC Ireland - Class A (Ireland)	11,617	1.71%

Services - Computer Programming, Data Processing, Etc.
101	FactSet Research Systems, Inc.	25,075	3.69%

Services - Prepackaged Software
139	Microsoft Corp.	16,394	2.41%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
67	Ecolab, Inc.	11,828	1.74%

State Commercial Banks
90	Signature Bank New York	11,526	1.70%

Surgical & Medical Instruments & Apparatus
63	Becton Dickinson & Co.	15,733
102	ResMed, Inc.	10,605
76	Stryker Corp.	15,012
		41,350	6.08%

Total for Common Stocks (Cost - $528,412)		538,289	79.19%

MONEY MARKET FUNDS
81,537	First American Treasury Obligations Fund X -
	Class 2.37% ***	81,537	12.00%
	(Cost - $81,537)

ZERO-COUPON BONDS
60,000	United States Treasury Bond 4/25/2019 - 0.00%	59,906	8.81%
	(Cost - $59,899)

	Total Investments	679,732	100.00%
	(Cost - $669,848)

	Liabilities in Excess of Other Assets	(22)	0.00%

	Net Assets	$ 679,710	100.00%

*** The Yield shown represents the 7-day yield at March 31, 2019.

See accompanying notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS
CASTLE FOCUS FUND AND

CASTLE TANDEM FUND

March 31, 2019

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, at March 31, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Castle Focus Fund	Castle Tandem Fund
Cost of Investments	$99,776,124	$669,848
Gross Unrealized Appreciation	$14,912,215	$12,207
Gross Unrealized Depreciation	($1,662,090)	($2,323)
Net Unrealized Appreciation
(Depreciation) on Investments	$13,250,125	$9,884

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each of the Funds’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share.

FEDERAL INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

ALLOCATION OF EXPENSES: Expenses incurred by the PFS Funds (the “Trust”) that do not relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market securities are valued at net asset value as provided by the funds and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2019:

Castle Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$74,708,780	$0	$0	$74,708,780
Money Market Funds	38,317,469	0	0	38,317,469
Total	$ 113,026,249	$0	$0	$ 113,026,249

Castle Tandem Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$538,289	$0	$0	$538,289
Zero- Coupon Bonds	0	59,906	0	59,906
Money Market Funds	81,537	0	0	81,537
Total	$ 619,826	$59,906	$0	$ 679,732

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets during the three month period ended March 31, 2019.

The Funds did not invest in derivative instruments during the three month period ended March 31, 2019.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS FUNDS

By: /s/Ross C. Provence

      Ross C. Provence

      President

By:                  5/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence

      Ross C. Provence

      President

By:                  5/20/19

By: /s/Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

By:                  5/20/19